Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 18,983,336	$ 5,309,085	$ 68,765,745